Schedule of Stock-Based Compensation Expense Included in Cost of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense	$ 13,716	$ 22,873
Stock based compensation expense	1,648	2,058
Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense	4,256	11,415
Selling and Marketing Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense	2,708	5,689
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense	6,752	5,769
Cost of 3D Printer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense	999	1,622
Cost of Support Services [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense	649	436
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense	9,637	16,575
Stock based compensation expense	1,644	1,995
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense	121	515
Stock based compensation expense	4	63
Earnout Share Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense	$ 3,958	$ 5,783